STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Share Capital	Additional paid-in capital		Accumulated deficit	Receivables on account of shares
Balance at Dec. 31, 2013	$ 374,653	$ 1,741	$ 1,617,450		$ (1,244,538)
Issuance of shares	1,502,767	875	1,501,892
Loss for the period	(1,206,834)				(1,206,834)
Share based compensation	186,000		186,000	[1]
Balance at Dec. 31, 2014	856,586	2,616	3,305,342		(2,451,372)
Loss for the period	(521,664)				(521,664)
Balance at Sep. 30, 2015	334,922	2,616	3,305,342		(2,973,036)
Balance at Dec. 31, 2014	856,586	2,616	3,305,342		(2,451,372)
Loss for the period	(920,840)				(920,840)
Balance at Dec. 31, 2015	(64,254)	2,616	3,305,342		(3,372,212)
Balance at Jun. 30, 2015	372,263	2,616	3,305,342		(2,935,695)
Loss for the period	(37,341)				(37,341)
Balance at Sep. 30, 2015	334,922	2,616	3,305,342		(2,973,036)
Balance at Dec. 31, 2015	(64,254)	2,616	3,305,342		(3,372,212)
Loss for the period	(1,963,340)				(1,963,340)
Conversion of convertible loan and exercise warrants issued upon conversion	606,650	144	862,256			$ (255,750)
Share based compensation	675,389		675,389
Balance at Sep. 30, 2016	(745,555)	2,760	4,842,987		(5,335,552)	(255,750)
Balance at Jun. 30, 2016	(700,305)	2,616	3,980,731		(4,683,652)
Loss for the period	(651,900)				(651,900)
Conversion of convertible loan and exercise warrants issued upon conversion	606,650	144	862,256			(255,750)
Balance at Sep. 30, 2016	$ (745,555)	$ 2,760	$ 4,842,987		$ (5,335,552)	$ (255,750)

[1]	Restated - See Note 16.